Dividends	12 Months Ended
Dec. 31, 2022
Interim Financial Reporting [Abstract]
Dividends	Dividends
The quarterly dividend which is expected to be paid on 31 March 2023 in respect of the fourth quarter 2022 is 6.610 cents per ordinary share ($0.39660 per American Depositary Share (ADS)). The corresponding amount in sterling will be announced on 14 March 2023.

	Pence per share			Cents per share					$ million
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Dividends announced and paid in cash
Preference shares							1	2	1
Ordinary shares
March	4.1595	3.7684	8.1558	5.460	5.250	10.500	1,068	1,063	2,102
June	4.3556	3.7118	8.3421	5.460	5.250	10.500	1,061	1,062	2,119
September	5.1684	3.9529	4.0433	6.006	5.460	5.250	1,140	1,100	1,059
December	4.9402	4.1045	3.9169	6.006	5.460	5.250	1,088	1,077	1,059
	18.6237	15.5376	24.4581	22.932	21.420	31.500	4,358	4,304	6,340
Dividend announced, paid in March 2023				6.61			1,188
The amount of unclaimed dividends recognized as a liability in other payables at 31 December 2022 is $69 million (2021 $62 million).
The board decided not to offer a scrip dividend alternative in respect of any dividends announced since the third quarter 2019, including the fourth quarter 2022 dividend expected to be paid on 31 March 2023.
The financial statements for the year ended 31 December 2022 do not reflect the dividend announced on 7 February 2023 and which is expected to be paid in March 2023; this will be treated as an appropriation of profit in the year ending 31 December 2023.